SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Parenthetical) (Detail) - Share options [Member] - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	1,615,101
Share options expired	6,087	4,989	6,510
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	1,046,418
Share options expired	0	1,830